Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

September 25, 2013

RE: Amana Mutual Funds Trust — File No. 2-96924
Post-Effective Amendment No. 39 (Act of 1933) and No. 42 (Act of 1940)

Ladies and Gentlemen:

On behalf of the referenced Trust, please find enclosed for filing pursuant to Rule 485 (b) Post Effective Amendment No. 39 under the Securities Act of 1933 and Amendment No. 42 under the Investment Company Act of 1940 to the Trust's Registration Statement on Form N-1A.

This Post-Effective Amendment incorporates changes related to the addition of Institutional shares described in the Rule 485(a) filing of July 23, 2013, and responds to staff comments thereon.

Very truly yours,
Amana Mutual Funds Trust
/s/ Nicholas F. Kaiser
Nicholas F. Kaiser
President